COMMITMENTS (Details Narrative) - USD ($)					3 Months Ended	12 Months Ended
	Oct. 02, 2023	Sep. 29, 2023	Dec. 15, 2022	Oct. 31, 2022	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 28, 2022
Stock issued during period, shares						25,000	145,856
Common stock issued for cash, shares						16,667	266,667
Stock issued during period, value, issued						$ 25,000	$ 400,000
Stock issued during period, value, issued for services						$ 58,250	$ 218,784
Series B Convertible Preferred Stock [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Common stock issued for cash, shares					500,000	500,000
Common Stock [Member]
Stock issued during period, shares						25,000	145,856
Common stock issued for cash, shares						16,667	266,667
Stock issued during period, value, issued						$ 17	$ 267
Stock issued during period, value, issued for services						$ 25	$ 146
Two Consulting Agreements [Member]
Stock issued during period, shares				100,000
Two Consulting Agreements [Member] | Consultant [Member]
Stock issued during period, shares				150,000		150,000
Accrued consulting expenses						$ 349,500
Two Consulting Agreements [Member] | Common Stock [Member]
Stock issued during period, shares				200,000
Common stock issued for cash, shares							50,000
Stock issued price per share							$ 1.50
Stock issued during period, value, issued							$ 75,000
Percentage of issued and outstanding shares of capital stock
Percentage of issued and outstanding shares of capital stock								100.00%
Percentage of issued and outstanding shares of capital stock | Series B Convertible Preferred Stock [Member]
Stock issued			500,000					1,000,000
Percentage of issued and outstanding shares of capital stock | Series B Convertible Preferred Stock [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Stock issued during period, value, issued			$ 2,500,000
Percentage of issued and outstanding shares of capital stock | Series B Convertible Preferred Stock [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Common stock issued for cash, shares			500,000
Consulting Agreements [Member]
Stock issued during period, shares	70,000	88,572,767
Stock issued during period, value, issued for services	$ 5,000
Mutual Venture Agreement [Member]
Contract with customer, asset owned					$ 100,000	$ 100,000